Note 11 - Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
11.	Income Taxes

Provision for Income Tax

The Company’s effective tax rate is 0% for the three and nine months ended September 30, 2014 and the Company expects that its effective tax rate for the full year 2014 will be 0%. Based on the weight of available evidence, including cumulative losses since inception and expected future losses, the Company has determined that it is more likely than not that the deferred tax asset amount will not be realized and therefore a full valuation allowance has been provided on net deferred tax assets.

As of September 30, 2014, the Company had net operating loss carryforwards of approximately $11,188,000 and $11,176,000 available to offset future taxable income, if any, for both federal and California state income tax purposes, respectively. The Company’s federal and state net operating loss carry-forwards begin to expire in 2027 and 2016, respectively, and valuation allowances have been provided, where necessary.

Utilization of the net operating loss carry-forward may be subject to an annual limitation due to the ownership percentage change limitations provided by the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of the net operating loss before utilization.

All of the Company’s tax years will remain open for examination by the federal and state authorities for three and four years, respectively, from the date of utilization of any net operating loss or credits.

Uncertain Tax Positions

The gross amount of unrecognized tax benefits as of September 30, 2014 is approximately $78 thousand related to reserves on research and development credits, none of which will affect the effective tax rate if recognized due to the valuation allowance. The Company does not expect any material changes in the next 12 months in unrecognized tax benefits.

The Company recognizes interest and/or penalties related to uncertain tax positions as other expense and not tax expense. The Company currently has no interest and penalties related to uncertain tax positions.

11.	Income Taxes

The tax effects of temporary differences and carryforwards that give rise to significant portions of the deferred tax assets are as follows:

	2012	2013

Net operating loss carryforwards	$3,951,000	$4,203,000
Research and development credits	162,000	162,000
Start-up expenses capitalized	5,726,000	7,156,000
Accruals and reserves	150,000	99,000
Property and equipment	(22,000)	(11,000)
	9,967,000	11,609,000
Less: Valuation allowance	(9,967,000)	(11,609,000)
	$-	$-

Based on a number of factors, including the lack of history of profits and the fact that the Company competes in a developing market that is characterized by rapidly changing technology, management believes that there is sufficient uncertainty regarding the realization of deferred tax assets such that a full valuation allowance has been provided. The valuation allowance increased by $1,789,000 and $1,642,000 during the years ended December 31, 2012 and 2013, respectively.

As of December 31, 2013, the Company had net operating loss carryforwards of approximately $10,554,000 and $10,543,000 available to offset future taxable income, if any, for both federal and California state income tax purposes, respectively. The Company’s federal and state net operating loss carryforwards begin to expire in 2027 and 2017, respectively, and valuation allowances have been provided, where necessary.

As of December 31, 2013, the Company also had federal and state research and development credit carryforwards of approximately $142,000 and $136,000, respectively, available to reduce future taxable income. The federal credit carryforward begins to expire in 2027, the California credit will carryforward indefinitely and valuation allowances have been provided, where necessary.

Utilization of the net operating loss carryforward may be subject to an annual limitation due to the ownership percentage change limitations provided by the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of the net operating loss before utilization.

No liability related to uncertain tax positions is recorded on the financial statements. As of December 31, 2013, the Company had an unrecognized tax benefit of $70,000. It is the Company’s policy to include penalties and interest expense related to income taxes as a component of other expense and interest expense, respectively, as necessary.

All of the Company’s tax years will remain open for examination by the federal and state authorities for three and four years, respectively, from the date of utilization of any net operating loss or credits.